Average Annual Total Returns - FidelityFlexMidCapIndexFundFidelityFlexSmallCapIndexFund-ComboPRO - FidelityFlexMidCapIndexFundFidelityFlexSmallCapIndexFund-ComboPRO - Fidelity Flex Mid Cap Index Fund	Jun. 29, 2024
Fidelity Flex Mid Cap Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	17.30%
Past 5 years	12.74%
Since Inception	9.78%	[1]
Fidelity Flex Mid Cap Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	16.71%
Past 5 years	12.09%
Since Inception	9.19%	[1]
Fidelity Flex Mid Cap Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	10.59%
Past 5 years	10.08%
Since Inception	7.73%	[1]
RS006
Average Annual Return:
Past 1 year	17.23%
Past 5 years	12.68%
Since Inception	9.73%

[1]	A From March 9, 2017 .